Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (7,880)	$ (7,634)	$ (10,173)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	7	15	14
Reduction in the carrying amount of operating lease right of use asset	37	94	54
Share-based payment	362	261	263
Changes in fair value of short-term investment	14	(11)	229
Financial expenses (income), net	90	(222)	113
Change in prepaid expenses, and other current assets	(109)	184	(241)
Decrease in operating lease liability	(32)	(84)	(62)
Increase (decrease) in trade payable	191	(469)	(58)
Decrease in deferred revenues	(349)	(743)	(810)
Increase (decrease) in other accounts payable	32	169	(130)
Net cash used in operating activities	(7,637)	(8,440)	(10,801)
Cash flows from investing activities:
Purchase of property, plant and equipment	(5)	(2)	(9)
Maturity of short-term deposits, net	1,500	500	9,511
Net cash provided by investing activities	1,495	498	9,502
Cash flows from financing activities:
Issuance of ordinary shares due to ATM, net of issuance costs	2,223
Issuance of ordinary shares and warrants, net of issuance costs	4,488	9,144
Net cash provided by financing activities	6,711	9,144
Exchange differences on balances of cash and cash equivalents	(22)	98	(113)
Increase (decrease) in cash and cash equivalents	547	1,300	(1,412)
Cash and cash equivalents at the beginning of the year	4,278	2,978	4,390
Cash and cash equivalents at the end of the year	4,825	4,278	2,978
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets	$ 96	$ 62